Intangible assets (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	R$ 9,215,560
Loss on disposal	(55,177)	R$ (30,623)	R$ (52,811)
Intangible assets, ending	10,277,727	9,215,560
Gas distribution [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	96,145	132,366
Transfers from contract assets	13,738	3,398
Transfers from accounts receivable - concessions	243,628	(1,398)
Amortization of quotas - concession and authorization	(40,690)	(38,221)
Additions - renewal of the concession	413,410
Loss on disposal	(124)
Intangible assets, ending	R$ 726,107	R$ 96,145	R$ 132,366